UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

Form 13F


FORM 13F COVER PAGE

Report for the Quarter Ended:  March 31, 2008

Check here if Amendment [ ]; Amendment Number: ____
  This Amendment (Check only one.):	[ ] is a restatement.
					[ ] adds new holdings entries.


Investment Manager Filing this Report:

Name:		Wedgewood Investors, Inc.
Address:	100 State Street, Suite 506
		Erie, PA 16507-1457

Form 13F File Number: 28-05937

The instiutional investment manager filing this report and the person by who it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing This Report:

Name:		Dennis R. Marin
Title:		President
Phone:		814-456-3651

Signature, Place and Date of Signing:

	Dennis R. Marin, Erie, PA, April 18, 2008


Comments:






Reports Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)






FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	68

Form 13F Information Table Value Total:	$113,971

List of Other Included Managers:    NONE








                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101      638     8066 SH       SOLE                     6166              1900
Altria Group Inc               COM              02209S103      748    33695 SH       SOLE                    27395              6300
American Express Co.           COM              025816109      227     5200 SH       SOLE                     4400               800
BP-Amoco                       COM              055622104      307     5058 SH       SOLE                     1558              3500
Bank Of America Corp           COM              060505104      306     8084 SH       SOLE                     7566               518
Boeing Co                      COM              097023105      256     3440 SH       SOLE                     2500               940
Church & Dwight Co Inc         COM              171340102      328     6050 SH       SOLE                     5450               600
Cigna Corp                     COM              125509109      232     5720 SH       SOLE                     4515              1205
Citigroup Inc                  COM              172967101      231    10764 SH       SOLE                     6134              4630
Corning Inc                    COM              219350105      211     8790 SH       SOLE                     7790              1000
Devon Energy Corp              COM              25179M103      292     2795 SH       SOLE                     2395               400
Erie Indemnity Co              COM              29530P102     1463    28580 SH       SOLE                     5580             23000
Exxon Mobil Corp               COM              30231G102     1103    13043 SH       SOLE                     6093              6950
Fedex Corp                     COM              31428X106      236     2550 SH       SOLE                     2050               500
General Dynamics Corp          COM              369550108      208     2500 SH       SOLE                     2500
General Electric Co            COM              369604103     1286    34751 SH       SOLE                    28051              6700
Hewlett-Packard Co.            COM              428236103      308     6751 SH       SOLE                     5476              1275
IBM                            COM              459200101      310     2695 SH       SOLE                     2355               340
JC Data Solutions Inc.         COM              47214a100        0    15000 SH       SOLE                    15000
Kraft Foods Inc Cl A           COM              50075N104      740    23873 SH       SOLE                    19354              4519
L-3 Communications Holdings    COM              502424104      968     8850 SH       SOLE                     7450              1400
Loews Corp Carolina Group      COM              540424207      414     5700 SH       SOLE                     4600              1100
McKesson Hboc Inc.             COM              58155Q103      497     9485 SH       SOLE                     7810              1675
Pepsico Inc                    COM              713448108      305     4225 SH       SOLE                     4225
Philip Morris International In COM              718172109     1704    33695 SH       SOLE                    27395              6300
Procter & Gamble Co            COM              742718109      587     8384 SH       SOLE                     7984               400
Raytheon Co                    COM              755111507      414     6405 SH       SOLE                     5605               800
Schlumberger Ltd.              COM              806857108      218     2500 SH       SOLE                     2000               500
Stryker Corp                   COM              863667101      220     3381 SH       SOLE                     1581              1800
Textron, Inc.                  COM              883203101     4060    73250 SH       SOLE                    73250
Travelers Cos Inc              COM              89417E109      223     4665 SH       SOLE                     2800              1865
Union Pacific Corp.            COM              907818108      313     2500 SH       SOLE                                       2500
Verizon Communications         COM              92343V104      237     6513 SH       SOLE                     6513
Wells Fargo & Co               COM              949746101      272     9360 SH       SOLE                     9360
Dodge & Cox Stock Fund         MF               256219106      366     3123 SH       SOLE                     2962               160
Fidelity Adv Equity Growth Fd  MF               315805101      318     5352 SH       SOLE                     5352
Fidelity Spartan Us Equity Ind MF               315911206      468     9963 SH       SOLE                                       9963
Franklin Income Fd             MF               353496805       40    16580 SH       SOLE                    16580
Materials Select Sector SPDR E MF               81369Y100      495    12320 SH       SOLE                    10560              1760
Schwab Instl Select S&P 500    MF               808509798    17529  1671028 SH       SOLE                  1671028
Vanguard Index 500 Portfolio   MF               922908108     5064    41593 SH       SOLE                    36108              5485
Vanguard Morgan Growth         MF               921928107     7629   439203 SH       SOLE                   416093             23110
Vanguard TTL Stock Mkt ETF     MF               922908769      753     5750 SH       SOLE                     4550              1200
iShares DJ US Technology ETF   MF               464287721      228     4334 SH       SOLE                     4122               212
iShares Russell 1000 Grwth ETF MF               464287614      490     8998 SH       SOLE                     8853               145
iShares S&P 500 ETF            MF               464287200     1383    10460 SH       SOLE                     9019              1441
Buffalo Science & Technology F MF               119530103     4380   383874 SH       SOLE                   372762             11112
Calamos Growth Fd              MF               128119302    12334   244773 SH       SOLE                   238859              5913
Fidelity Spartan Ext Mkt Index MF               315911503      275     7957 SH       SOLE                                       7957
Janus MC Value Fd              MF               471023598     2178   101582 SH       SOLE                    98048              3535
Meridian Growth Fund           MF               589619105     1295    38597 SH       SOLE                    36112              2486
Muhlenkamp Fd                  MF               962096103     3165    54264 SH       SOLE                    52722              1542
Rainier Small/Mid Growth Fd    MF               750869208     2100    61923 SH       SOLE                    61923
T Rowe MC Growth               MF               779556109     5414   105150 SH       SOLE                   104154               997
iShares Russell MC ETF         MF               464287473     3473    27005 SH       SOLE                    26221               784
iShares Russell MC Growth ETF  MF               464287481     3262    32197 SH       SOLE                    29593              2604
Buffalo SC Fund                MF               119804102     1264    61694 SH       SOLE                    60840               855
Diamond Hill SC Fd             MF               25264S304      703    31780 SH       SOLE                    31014               765
Janus SC Value Fd              MF               471023564      639    29888 SH       SOLE                    29888
UMB Scout SC Fd                MF               904199700     3009   197047 SH       SOLE                   193350              3697
Vanguard Explorer Fd           MF               921926101     1579    25280 SH       SOLE                    24293               986
iShares Russell 2000 Growth ET MF               464287648      797    10998 SH       SOLE                    10103               895
iShares Russell 2000 Value ETF MF               464287630     1005    15323 SH       SOLE                    14467               856
Artisan Int'l Fund             MF               04314H204     2549    96217 SH       SOLE                    93417              2800
Julius Baer Intl A             MF               481370104     2329    58788 SH       SOLE                    57078              1710
T.Rowe Emerging Market Stock F MF               77956g864      313     8292 SH       SOLE                     7751               541
Thornburg In'tl Value I        MF               885215566      579    19135 SH       SOLE                    18394               741
UMB Scout Int'l Fd             MF               904199403     6705   188811 SH       SOLE                   183409              5402